Financial instruments (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of net US dollar exposure [Table Text Block]
Total USD
Net assets in U.S. subsidiary	$-

US denominated:
Assets	$156,286
Liabilities	(324,094)
Net US dollar exposure	$(167,808)

Impact to profit or loss if 5% movement in the US dollar	$(8,390)

Disclosure of contractual obligations [Table Text block]
Payment due:	Total	Within 1 Year	1 to 3 years	3 to 5 years	5 years and beyond

Minimum royalty commitments	$2,200,000	$200,000	$450,000	$550,000	$1,000,000
Accounts payable and accrued liabilities	1,660,637	1,660,637	-	-	-
Lease obligations	361,272	206,827	154,445	-	-
Total contractual obligations	$4,221,909	$2,067,464	$604,445	$550,000	$1,000,000